Net (Loss)/Income Per Share (Tables)	12 Months Ended
Sep. 30, 2024
Net (Loss)/Income Per Share [Abstract]
Schedule of Basic and Diluted Net (Loss)/Income Per Share

The following table sets forth the computation of basic and diluted net (loss)/income per share:

	Yen in Thousands
	For the fiscal year ended September 30,
	2024	2023	2022
Basic and Diluted Net (Loss)/Income Per Ordinary Share:
Net (loss)/income attributable	¥(221,023)	¥(15,796)	¥241
Weighted average ordinary shares outstanding	11,515,090	8,456,250	4,500,000
Basic and diluted net (loss)/income per ordinary share	¥(19.19)	¥(1.87)	¥0.05